Revenue - Schedule of Remaining Performance Obligations (Details)	Dec. 31, 2021 USD ($)
Estimated remaining performance obligation	$ 772,000
Year 2022
Estimated remaining performance obligation	615,000
Year 2023
Estimated remaining performance obligation	$ 157,000